Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Mar. 31, 2021
CURRENT ASSETS:
Cash	$ 2,598,102	$ 8,191,001
Accounts receivable, net of allowances for bad debts and cash discounts of $99,819 and $32,834 at March 31, 2022 and 2021, respectively	35,670,657	20,377,967
Inventories	67,946,122	36,016,093
Current portion of derivative assets	4,240,740	622,400
Other current assets	14,906,194	12,327,174
TOTAL CURRENT ASSETS	125,361,815	77,534,635
PROPERTY, PLANT AND EQUIPMENT:
Land	1,179,831	1,179,831
Buildings and yard improvements	8,581,676	9,199,704
Machinery and equipment	30,422,066	35,253,000
Construction in process	15,925,306	9,614
Less accumulated depreciation	(26,002,820)	(30,180,893)
Property, plant, and equipment, net	30,106,059	15,461,256
OTHER ASSETS:
Cash value of officers’ life insurance and other assets	270,416	148,494
Deferred income tax asset	2,133,295	1,864,424
Income taxes recoverable	1,403,485	0
TOTAL ASSETS	159,275,070	95,008,809
CURRENT LIABILITIES:
Accounts payable and accrued expenses	44,803,602	15,185,038
Income taxes payable	0	1,455,099
Dividends payable	137,120	138,117
Contribution to retirement plan	250,000	50,000
Employee compensation and related expenses	1,085,676	2,643,538
Current portion of financing lease	104,689	102,689
Current portion of derivative liability	14,429,520	7,979,380
Current portion of Paycheck Protection Program loan	0	1,518,410
TOTAL CURRENT LIABILITIES	60,810,607	29,072,271
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	119,591	108,609
OTHER NON-CURRENT LIABILITIES	221,767	315,978
ASSET BASED LENDING FACILITY	18,436,457	0
LONG TERM PORTION OF PAYCHECK PROTECTION PROGRAM LOAN	0	171,975
TOTAL LIABILITIES	79,588,422	29,668,833
COMMITMENTS AND CONTINGENCIES (SEE NOTE 5 AND NOTE 11)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000 Issued shares — 8,344,975 shares and 8,334,785 shares at March 31, 2022 and 2021, respectively	8,344,975	8,334,785
Additional paid-in capital	30,442,361	30,003,462
Accumulated other comprehensive loss	(10,268,509)	(11,187,841)
Treasury stock at cost (1,488,966 shares and 1,435,248 shares at March 31, 2022 and 2021, respectively)	(7,741,197)	(7,203,342)
Retained earnings	58,909,018	45,392,912
TOTAL STOCKHOLDERS’ EQUITY	79,686,648	65,339,976
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 159,275,070	$ 95,008,809